Cash and cash equivalents and short-term investments - Short-Term Investments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Short Term Investments [Line Items]
Cash and cash equivalents	€ 12,916.0	€ 12,735.9
Short-term investments	405.9	5.4
Deposits with financial institutions, governments and government-related bodies
Short Term Investments [Line Items]
Cash and cash equivalents	5,558.5	4,850.4
Bank accounts
Short Term Investments [Line Items]
Cash and cash equivalents	€ 1,135.3	1,506.3
Fair value, recurring
Short Term Investments [Line Items]
Investments in money market funds		€ 6,379.2